LONG-TERM INVESTMENTS - Cost-method investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Nov. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2016	Dec. 31, 2013
BJ UBOX
Cost-method investments
Consideration of cost method investment	¥ 7,703				¥ 7,703
Percentage of equity interest acquired				3.24%	3.60%
UBOX
Cost-method investments
Consideration of cost method investment							¥ 40,517
BJ GOOAGOO
Cost-method investments
Consideration of cost method investment			¥ 10,289
Percentage of equity interest acquired			8.00%
GOOAGOO
Cost-method investments
Percentage of equity interest hold		19.43%
GOOAGOO | Series A preferred shares
Cost-method investments
Consideration of cost method investment		¥ 45,000
Shares purchased (in shares)		45,000,000
GOOAGOO | Convertible notes
Cost-method investments
Consideration of cost method investment		¥ 4,650
Founder Service
Cost-method investments
Consideration of cost method investment		¥ 20,000				¥ 25,000
Percentage of equity interest acquired		10.00%
Percentage of equity interest hold				10.87%
Qingpu
Cost-method investments
Consideration of cost method investment	¥ 17,143				¥ 17,143
Percentage of equity interest acquired	10.00%